Basis of Preparation and Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended		36 Months Ended
	Dec. 31, 2014	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019 TRY (₺)	Dec. 31, 2019 TRY (₺) item
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Number of financial loans sold | item				6
Financial loan sold				₺ 439,364,000
Salary calculation period		30 days
Maximum lump-sum payment		₺ 7,117	₺ 6,380	₺ 6,380
Discount rate used for calculating employee termination benefit		3.01%	3.60%	3.60%
Ministry of Transport and Infrastructure of Turkey [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Revenue from operations		₺ 223,965,000	₺ 191,235,000
Belarus [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Three-year cumulative inflation rate	65.00%
Azerinteltek [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Commission on lottery games turnover		15.00%
Inteltek [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Percentage of net earnings to gross earning, head agent of fixed odds		1.40%
Percentage of net earnings to gross earning, mobile agent		7.25%